united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 10/31/19

ITEM 1. REPORTS TO SHAREHOLDERS.

Wealthfront Risk Parity Fund

Class W Shares (WFRPX)

Annual Report

October 31, 2019

1-877-910-4232

www.wealthfront.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.wealthfront.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Manager Discussion of Fund Performance

The year from 11/1/2018 to 10/31/2019 (“Fiscal 2019”) was a significant and welcome reversal of the Wealthfront Risk Parity Fund’s (the “Fund”) performance in fiscal year 2018 (from inception on 1/22/18 to 10/31/18), with a total return of 29.08%.

The Fund has exposure to the following asset classes: US Stocks, Foreign Developed Stocks, Emerging Market Stocks, Real Estate Investment Trusts (“REITs”), US Bonds and Emerging Market Bonds. As described in the Fund’s prospectus, these positions are leveraged through the use of total return swaps in order to achieve the Fund’s target volatility of 12%. Leverage magnifies the returns of the underlying asset classes both on the upside and the downside.

In Fiscal 2019, all six asset classes contributed positively to performance. Because of their typically low volatility and low correlation with other asset classes, US Bonds receive a large weight in the portfolio - on average more than 150% of the Fund’s NAV in 2019. This large weight, together with the strong performance of US Bonds in Fiscal 2019, made this asset class the largest contributor to the Fund’s performance.

The table below shows the ETFs that the Fund uses to achieve exposure to each of the six underlying asset classes, and the total return of each of the ETFs in Fiscal 2019. In addition to the returns earned through investments in these ETFs, the Fund also earns a positive return on Treasury bills held as collateral and purchased with uninvested cash.

		Realized Return
		(11/01/18 -
Asset Class	Instrument	10/31/19)
US Equities	SPDR S&P 500 ETF Trust	14.32%
Foreign Developed Equities	Vanguard FTSE Developed Markets ETF	10.77%
Emerging Equities	Vanguard FTSE Emerging Markets ETF	13.72%
US Bonds	iShares Core U.S. Aggregate Bond ETF	11.25%
Emerging Market Bonds	iShares J.P. Morgan USD Emerging Bonds ETF	14.83%
US REITs	Vanguard Real Estate ETF	24.86%

Sources: CRSP

The chart below plots the performance of the Fund, the Fund’s benchmark (60% MSCI World Equity Index + 40% Bloomberg/Barclays Global Bond Index) and the Bloomberg/Barclays Global Bond Index over the Fiscal 2019. The 60/40 MSCI World Equity/Bloomberg/Barclays Global Bond benchmark is commonly used for globally diversified asset allocation strategies, as well as risk parity strategies even though it does not try to achieve the same returns.

For the year ended October 31, 2019 the Fund realized an annualized volatility of 11.38%, whereas during this period the Fund’s benchmark realized an annualized volatility of 9.09% and the Bloomberg/Barclays Global Bond Index realized an annualized volatility of 3.89%. The Fund’s higher level of volatility partially explains the divergence of performance between the Fund and the benchmark.

Comparison of Change in Value of a $10,000 Investment November 1, 2018 through October 31, 2019

Sources: Bloomberg, CRSP

The Fund’s performance figures for the period from November 1, 2018 to October 31, 2019, compared to its benchmarks:

	Realized Return*	Annualized Volatility
Wealthfront Risk Parity Fund Class W	29.08%	11.38%
60% MSCI World Equity Index 40% Bloomberg-Barclays Global Aggregate Bond Index**	11.77%	9.09%
Bloomberg-Barclays Global Aggregate Bond Index***	9.54%	3.89%

Sources: Bloomberg, CRSP

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total Returns for periods of less than one year are not annualized. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio is 0.25% for Class W per the Fund’s Prospectus dated February 28, 2019. For performance information current to the most recent month-end, please call 1-877-910-4232.

**	The Blended Benchmark Index 60/40 represents a blend of 60% MSCI World Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index, rebalanced monthly.

***	Bloomberg Barclays Global Aggregate Bond Index is a measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers. Investors cannot invest directly into an index.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

3912-NLD-12/16/2019

Wealthfront Risk Parity Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2019

The Fund’s performance figures* for the periods ended October 31, 2019, compared to its benchmarks:

		Annualized
	One Year	Since Inception (a)
Wealthfront Risk Parity Fund - Class W	29.08%	4.89%
Blended Benchmark Index 60/40 ***	11.77%	2.82%
Bloomberg Barclays Global Aggregate Bond Index **	9.54%	2.90%

(a)	Inception date is January 22, 2018.

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total Returns for periods of less than one year are not annualized. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio is 0.25% for Class W per the Fund’s Prospectus dated February 28, 2019. For performance information current to the most recent month-end, please call 1-877-910-4232.

**	Bloomberg Barclays Global Aggregate Bond Index is a measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers. Investors cannot invest directly into an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	The Blended Benchmark Index 60/40 represents a blend of 60% MSCI World Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index.

Comparison of Change in Value of a $10,000 Investment

Since Inception January 22, 2018 through October 31, 2019

Holdings by type of investment	% of Net Assets
Short Term Investments:
U.S. Treasury Securities	86.8%
Money Market Fund	9.5%
Other Assets Less Liabilities	3.7%
100.0%

Please refer to the Portfolio of Investments that follows in this annual report for a detail of the Fund’s holdings. Derivative exposure is included in “Other Assets and Liabilities.”

Wealthfront Risk Parity Fund
PORTFOLIO OF INVESTMENTS
October 31, 2019

Principal Amount		Yield Rate (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS - 96.3%
	U.S. TREASURY SECURITIES - 86.8%
$31,500,000	U.S. Treasury Bill	1.38	11/7/2019	$31,491,667
28,500,000	U.S. Treasury Bill*	1.40	11/14/2019	28,484,727
60,000,000	U.S. Treasury Bill*	1.44	12/19/2019	59,884,400
55,500,000	U.S. Treasury Bill*	1.45	11/29/2019	55,436,329
11,500,000	U.S. Treasury Bill*	1.46	12/12/2019	11,480,777
17,500,000	U.S. Treasury Bill*	1.47	11/21/2019	17,485,246
93,500,000	U.S. Treasury Bill*	1.47	12/5/2019	93,368,623
103,500,000	U.S. Treasury Bill	1.52	1/23/2020	103,139,040
118,000,000	U.S. Treasury Bill*	1.53	12/26/2019	117,723,724
10,000,000	U.S. Treasury Bill*	1.53	1/9/2020	9,970,723
62,000,000	U.S. Treasury Bill	1.53	1/30/2020	61,764,400
184,000,000	U.S. Treasury Bill	1.54	1/2/2020	183,511,199
93,000,000	U.S. Treasury Bill*	1.54	1/16/2020	92,699,610
	TOTAL U.S. TREASURY SECURITIES (Cost - $866,243,399)			866,440,465

Shares
	MONEY MARKET FUND - 9.5%
94,534,687	First American Treasury Obligations Fund - Institutional Shares, 1.73% + (Cost - $94,534,687)			94,534,687
	TOTAL INVESTMENTS - 96.3% (Cost - $960,778,086)			$960,975,152
	OTHER ASSETS LESS LIABILITIES - 3.7%			36,949,390
	NET ASSETS - 100.0%			$997,924,542

+	Money market fund; interest rate reflects seven-day effective yield on October 31, 2019.

*	All or a portion of this security is segregated as collateral for swap contracts.

TOTAL RETURN SWAPS

								Percentage of
								Underlying ETF’s
								Unrealized
Notional Amount at	Number of						Unrealized Appreciation/	Appreciation/
October 31, 2019	Shares	Description	Index	Spread	Termination Date	Counterparty	(Depreciation)^	(Depreciation)
$1,015,872,186	9,314,759	iShares Core U.S. Aggregate Bond ETF	1 Month USD LIBOR	47-65 bps	11/19/2019-10/30/2020	JPM	$36,880,820	103.29%
322,376,730	2,969,926	iShares JP Morgan USD Emerging Markets Bond ETF	1 Month USD LIBOR	23-45 bps	11/19/2019-10/30/2020	JPM	18,582,410	80.76%
211,952,632	750,471	SPDR S&P 500 ETF Trust	1 Month USD LIBOR	12-45 bps	3/4/2020-11/9/2020	JPM	14,898,103	105.30%
243,436,029	5,935,983	Vanguard FTSE Developed Markets ETF	1 Month USD LIBOR	30-55 bps	11/19/2019-11/9/2020	JPM	8,665,257	95.20%
168,403,463	4,098,886	Vanguard FTSE Emerging Markets ETF	1 Month USD LIBOR	15-42 bps	11/4/2019-11/9/2020	JPM	3,918,210	81.42%
186,000,053	2,159,984	Vanguard Real Estate ETF	1 Month USD LIBOR	20-40 bps	3/4/2020-11/9/2020	JPM	18,674,512	94.71%
							$101,619,312

^	Includes accrued dividend and income and swap fees.

ETF - Exchange-Traded Fund

JPM - JP Morgan

LIBOR - London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

Wealthfront Risk Parity Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2019

ASSETS
Investment securities:
At cost	$960,778,086
At fair value	$960,975,152
Unrealized appreciation on swap contracts	101,619,312
Interest receivable	81,773
Receivable for Fund shares sold	1,132,520
TOTAL ASSETS	1,063,808,757

LIABILITIES
Payable for dividends	3,876,343
Payable for securities purchased	61,273,987
Payable for Fund shares redeemed	533,202
Advisory fees payable	200,033
Accrued expenses and other liabilities	650
TOTAL LIABILITIES	65,884,215
NET ASSETS	$997,924,542

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$874,365,925
Accumulated earnings	123,558,617
NET ASSETS	$997,924,542

Net Asset Value Per Share:
Class W Shares:
Net Assets	$997,924,542
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	94,216,298
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.59

The accompanying notes are an integral part of these financial statements.

Wealthfront Risk Parity Fund
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2019

INVESTMENT INCOME
Interest	$18,890,893

EXPENSES
Investment advisory fees	2,118,296
Legal fees	2,549
Trustees fees and expenses	12,486
TOTAL EXPENSES	2,133,331

NET INVESTMENT INCOME	16,757,562

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND SWAP CONTRACTS
Net realized gain on:
Swap contracts	50,150,650

Net change in unrealized appreciation/(depreciation) on:
Investments	(80,440)
Swap contracts	155,275,359
155,194,919

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND SWAP CONTRACTS	205,345,569

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$222,103,131

The accompanying notes are an integral part of these financial statements.

Wealthfront Risk Parity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	October 31,	October 31,
	2019	2018^
FROM OPERATIONS
Net investment income	$16,757,562	$6,629,583
Net realized gain/(loss) from investments and swap contracts	50,150,650	(28,582,017)
Net change in unrealized appreciation/(depreciation) on investments and swap contracts	155,194,919	(53,378,541)
Net increase/(decrease) in net assets resulting from operations	222,103,131	(75,330,975)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(16,739,212)	(6,474,327)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	254,351,708	986,278,053
Payments for shares redeemed:	(220,660,557)	(145,603,279)
Net increase in net assets from shares of beneficial interest	33,691,151	840,674,774

TOTAL INCREASE IN NET ASSETS	239,055,070	758,869,472

NET ASSETS
Beginning of period	758,869,472	—
End of period	$997,924,542	$758,869,472

SHARE ACTIVITY
Shares sold	27,006,965	106,935,979
Shares redeemed	(23,617,884)	(16,108,762)
Net increase in shares of beneficial interest outstanding	3,389,081	90,827,217

^	Wealthfront Risk Parity Fund commenced operations on January 22, 2018.

The accompanying notes are an integral part of these financial statements.

Wealthfront Risk Parity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class W (1)
	Year Ended	Period Ended
	October 31,	October 31,
	2019	2018
Net asset value, beginning of period	$8.36	$10.00
Activity from investment operations:
Net investment income (2)	0.18	0.11
Net realized and unrealized gain/(loss) on investments	2.23	(1.68	) (3)
Total from investment operations	2.41	(1.57)
Less distributions from:
Net investment income	(0.18)	(0.07)
Net asset value, end of period	$10.59	$8.36
Total return (4)	29.08%	(15.68)%
Net assets, at end of period (000’s)	$997,925	$758,869
Ratio of expenses to average net assets (5)	0.24%	0.27	% (6)
Ratio of net investment income to average net assets (5)	1.92%	1.56	% (6)
Portfolio Turnover Rate	0%	0	% (7)

(1)	The Wealthfront Risk Parity Fund commenced operations on January 22, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Net realized and unrealized gain/(loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains/(losses) in the statement of operations due to the share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(6)	Annualized.

(7)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Wealthfront Risk Parity Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2019

1.	ORGANIZATION

Wealthfront Risk Parity Fund (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund offers Class W shares. The Fund commenced investment operations for Class W shares on January 22, 2018. The Fund’s investment objective is to seek long-term total return, which consists of both capital appreciation and income.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“U.S. GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities, including U.S. government obligation (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value according to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Wealthfront Risk Parity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Wealthfront Risk Parity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Wealthfront Risk Parity Fund
Assets *	Level 1	Level 2	Level 3	Total
U.S. Government Securities	$—	$866,440,465	$—	$866,440,465
Money Market Fund	94,534,687	—	—	94,534,687
Swap Contracts	—	101,619,312	—	101,619,312
Total	$94,534,687	$968,059,777	$—	$1,062,594,464

*	Refer to the Portfolio of Investments for classification.

The Fund did not hold any Level 3 securities during the year ended October 31, 2019.

Security Transactions and Investment Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly. Distributions from net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year ended October 31, 2018 or expected to be taken in the Fund’s October 31, 2019 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Swap Agreements – The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.

Wealthfront Risk Parity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019

For the year ended October 31, 2019, the net change in unrealized appreciation on swap contracts subject to equity risk was $155,275,359. For the year ended October 31, 2019, the Fund had a realized gain of $50,150,650 on swap contracts subject to equity risk.

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement along with collateral pledged for these contracts as of October 31, 2019.

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities
			Gross Amounts
			Offset in the
	Gross Amounts of		Statement of	Net Amount of Assets
	Recognized		Assets and	Present in the Statement	Financial		Cash Collateral
Description	Assets		Liabilities	of Assets and Liabilities	Instruments		Pledged	Total
Swap Contracts	$101,619,312	(1)	$—	$101,619,312	$—	(2)	$—	$101,619,312
Total	$101,619,312		$—	$101,619,312	$—		$—	$101,619,312

(1)	Net unrealized appreciation as presented in the Portfolio of Investments.

(2)	Total value of securities pledged as collateral to broker as of October 31, 2019 was $32,553,982.

The notional value of the derivative instruments outstanding as of October 31, 2019 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year ended October 31, 2019 as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the fund expects risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the year ended October 31, 2019, the aggregate purchases and sales of investments (excluding U.S. Government securities and short-term investments) were $0 and $0, respectively.

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments which include, but are not limited to commodities risk, correlation risk, counterparty credit risk, credit risk, cybersecurity risk, derivatives risk, emerging market risk, fixed income securities risk (including call risk, credit risk, interest rate risk, liquidity risk, and prepayment and extension risk), foreign (non U.S.) investment risk, forward and futures contract risk, gap risk, high portfolio turnover risk, interest rate risk, investment companies and exchange-traded funds risk (including other ETF risk and money market fund risk), leveraging risk, management risk, market risk, market events risk, model and data risk, non-diversification risk, swap agreements risk, tax risk, U.S. government securities risk and volatility risk.

Wealthfront Risk Parity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019

Commodities Risk – Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

Correlation Risk – Because the Fund’s investment strategy seeks to balance risk across multiple asset classes, to the extent the asset classes become correlated in a way not anticipated by Wealthfront Strategies LLC (the “Adviser”), the Fund’s risk allocation process may result in magnified risks and loss instead of balancing (reducing) the risk of loss

Counterparty Credit Risk – The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. The Adviser considers factors such as counterparty credit ratings and financial statements among others when determining whether a counterparty is creditworthy. The Adviser regularly monitors the creditworthiness of each counterparty with which the Fund enters into a transaction. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty risk.

Credit Risk – The risk that the Fund could lose money if the issuer or guarantor of a fixed income security cannot or will not make timely payments on the securities and other investments held by the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes, which may lower their value and may affect their liquidity, which could result in losses to the Fund.

Derivatives Risk – In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additionally, to the extent the Fund is required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Emerging Market Risk – Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets may also result in a lack of liquidity and in price volatility of these securities.

Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets, which may result in increased price volatility of emerging market investments.

Wealthfront Risk Parity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019

Foreign (Non-U.S.) Investment Risk – Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Interest Rate Risk – Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

Investment Companies and ETFs Risk – When the Fund invest in other investment companies, including ETFs and closed-end funds, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including management fees in addition to those paid by the Fund. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments held by the investment company or ETF. The Fund will also bear brokerage costs when it purchases and sells ETFs.

Market Risk – Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Model and Data Risk – Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on models, and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights. The Fund may be exposed to additional risks when Models and Data prove to be incorrect or incomplete. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the models used by the Adviser will not be successful in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Swap Agreements Risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Additionally, certain unexpected market events or significant adverse market movements could result in the Fund not holding enough assets to be able to meet its obligations under the agreement. Such occurrences may negatively impact the Fund’s ability to implement its principal investment strategies and could result in losses to the Fund. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. If a swap were to terminate, the Fund may be unable to implement its investment strategies and the Fund may not be able to seek to achieve its investment objective.

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Volatility Risk – The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Wealthfront Risk Parity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTION WITH RELATED PARTIES

Wealthfront Strategies LLC serves as the Fund’s investment adviser. Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Adviser, under the oversight of the Board, provides the investment management program for the Fund. Effective February 28, 2019, as compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a unitary fee computed and accrued daily, and paid monthly, based on the Fund’s average daily net assets at the annual rate of 0.24%. Prior to February 28, 2019, the Adviser received a unitary fee of 0.25% of the Fund’s average daily net assets. Pursuant to the advisory agreement, the Fund accrued $2,118,296 in advisory fees for the year ended October 31, 2019.

The Fund’s management fee is a “unitary” fee that includes all operating expenses payable by the Fund, except for the Fund’s pro rata portion of the fees and expenses associated with the Fund’s independent trustees (including independent trustees legal counsel fees), brokerage fees and commissions, taxes, borrowing costs (such as dividend expenses on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, and such extraordinary or non-recurring expenses as may arise, including litigation expenses. The fee is computed daily and payable monthly.

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of Gemini Fund Services, LLC.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Adviser, on behalf of the Fund, pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain Officers of the Trust are also Officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser on behalf of the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser on behalf of the Fund.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”), Northern Lights Compliance Services, LLC (“NLCS”) and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Wealthfront Risk Parity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized depreciation at October 31, 2019, were as follows:

Cost for Federal Tax purposes	$960,778,086

Unrealized Appreciation	$2,249,865,158
Unrealized Depreciation	(2,148,048,780)
Tax Net Unrealized Appreciation	$101,816,378

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended October 31, 2019 and October 31, 2018 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2019	October 31, 2018
Ordinary Income	$16,739,212	$6,474,327
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$16,739,212	$6,474,327

As of October 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$173,606	$21,568,633	$—	$—	$—	$101,816,378	$123,558,617

At October 31, 2019, the Funds utilized capital loss carryforwards (“CLCF”) for federal income tax purposes, as follows:

	Non-Expiring	Non-Expiring
Expiring	Short-Term	Long-Term	Total	CLCF Utilized
$—	$—	$—	$—	$28,582,017

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of October 31, 2019, Wealthfront Brokerage Corporation, holding shares for the benefit of others in nominee name, held approximately 100% of the voting securities of the Fund.

8.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted and the Fund has adopted these amendments early.

Wealthfront Risk Parity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Two Roads Shared Trust
and the Shareholders of Wealthfront Risk Parity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Wealthfront Risk Parity Fund (the Fund) as of October 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from January 22, 2018 (commencement of operations) through October 31, 2018, including the related notes, and the financial highlights for the year then ended and the period from January 22, 2018 (commencement of operations) through October 31, 2018 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodians and brokers. We believe that our audit provides a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Wealthfront Strategies LLC advised investment companies since 2018.

Denver, Colorado
December 27, 2019

Wealthfront Risk Parity Fund
EXPENSE EXAMPLES (Unaudited)
October 31, 2019

As a shareholder of the Wealthfront Risk Parity Fund, you incur ongoing costs, including management fees and certain Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 through October 31, 2019.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical (5% return before
			Actual		expenses)
Beginning
	Fund’s	Account	Ending	Expenses Paid	Ending	Expenses Paid
	Annualized	Value	Account Value	During Period	Account Value	During Period
	Expense Ratio	5/1/2019	10/31/2019	5/1/19-10/31/19	10/31/2019	5/1/19-10/31/19

Wealthfront Risk Parity Fund *	0.24%	$1,000.00	$1,116.20	$1.28	$1,024.00	$1.22

*	Expense information is equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Wealthfront Risk Parity Fund
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2019

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 17645 Wright Street, Suite 200, Omaha, NE 68130.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	1	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Forethought Variable Insurance Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); Altegris KKR Commitments Master Fund (since 2014); and OFI Carlyle Tactical Private Credit Fund (since March 2018)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	1	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman & Associates, LLC (legal services)(Since 2016); Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (legal services)(2010-2016)	1	Altegris KKR Commitments Master Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Dean (since 2019) Chicago Kent Law School; Interim Vice Chancellor for Academic Affairs (2018-2019) University of Washington Bothell; Interim Dean (2017- 2018), Professor (since 2016), Associate Professor (2014-2016); and Assistant Professor (2010-2014), University of Washington School of Law	1	Altegris KKR Commitments Master Fund (since 2014); Centerstone Investors Trust (since 2016)

*	Information is as of October 31, 2019.

**	As of October 31, 2019, the Trust was comprised of 20 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that are (i) advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds of the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not share the same investment adviser with any other series of the Trust or hold itself out as related to any other series of the Trust for investment purposes.

10/31/19 – Two Roads v2

Wealthfront Risk Parity Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2019

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012-present); Vice President (2004 to 2012); Gemini Fund Services, LLC	N/A	N/A
Laura Szalyga 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014)	N/A	N/A
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Vice President Since Sep. 2018 Secretary Since 2013	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President (2012 – 2016), Gemini Fund Services, LLC	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present)	N/A	N/A

*	Information is as of October 31, 2019.

**	As of October 31, 2019, the Trust was comprised of 20 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that are (i) advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds of the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not share the same investment adviser with any other series of the Trust or hold itself out as related to any other series of the Trust for investment purposes.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-910-4232.

10/31/19 – Two Roads v2

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-910-4232 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (or as an exhibit to Form N-Q’s successor form, Form N-PORT). Form N-Q and Form N-PORT are available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-877-910-4232.

INVESTMENT ADVISER
Wealthfront Strategies LLC
261 Hamilton Avenue
Palo Alto, CA 94301

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2019 $18,150 2018 $17,500
(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:
2019 $3,250 2018 $3,000
(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2014 and 2013 respectively.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2015 and 2014 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

/s/ James Colantino

By James Colantino Principal Executive Officer
Date: 1/7/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ James Colantino

By James Colantino Principal Executive Officer
Date: 1/7/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Laura Szalyga

By Laura Szalyga Principal Financial Officer
Date: 1/7/2020